SHARE-BASED PAYMENTS, Summary (Details)		1 Months Ended		4 Months Ended	12 Months Ended
	Apr. 13, 2023 shares Batch $ / shares	Sep. 30, 2024 shares	Jun. 30, 2023 shares	Apr. 30, 2023 shares Batch $ / shares	Dec. 31, 2024 shares Batch $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares Batch $ / shares	Dec. 31, 2021 shares Batch $ / shares	Sep. 13, 2024 shares
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)					4,443,000	1,658,000	1,198,000
Exercise price (in dollars per share) | $ / shares					$ 5.6	$ 4.58	$ 3.5
Exchange ratio	0.00858
FreeChain Inc. [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)		830,000
Minimum [Member] | FreeChain Inc. [Member]
Summary of share-based payment arrangement [Abstract]
Vesting period					5 years
Maximum [Member] | FreeChain Inc. [Member]
Summary of share-based payment arrangement [Abstract]
Vesting period					7 years
Class A Ordinary Shares [Member]
Summary of share-based payment arrangement [Abstract]
Exchange ratio	1
Number of shares issued (in shares)	4,384,796,703				6,130,708	5,436,385
Issuance of ordinary shares (in shares)					48,823,355	1,166,533
Class A Ordinary Shares [Member] | FreeChain Inc. [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)		6,400,000			383,400				18,786,600
Holdback shares [Member] | FreeChain Inc. [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)		128,000
2021 Plan [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)				46,805,600			139,690,400	1,097,852,000
Number of batches | Batch				2			4	2
Number of shares for each award grants an option (in shares)				1			1	1
Exercise price (in dollars per share) | $ / shares				$ 0.03			$ 0.03	$ 0.03
2021 Plan [Member] | Minimum [Member]
Summary of share-based payment arrangement [Abstract]
Vesting period					2 years
2021 Plan [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Vesting period					7 years
2023 Plan [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)	1,256,122				4,443,271
Number of batches | Batch	2				5
Number of shares for each award grants an option (in shares)	1
Exchange ratio	0.00858
Share award expiration period					10 years
2023 Plan [Member] | Minimum [Member]
Summary of share-based payment arrangement [Abstract]
Exercise price (in dollars per share) | $ / shares	$ 3.5				$ 0.01	$ 0.01
Vesting period					3 years
2023 Plan [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Exercise price (in dollars per share) | $ / shares	$ 11.49				$ 10.59	$ 10.59
Vesting period					7 years
2023 Plan [Member] | Class A Ordinary Shares [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)	21,877,912
2023 Performance Plan [Member]
Summary of share-based payment arrangement [Abstract]
Granted during the year (in shares)					0	0
2023 Performance Plan [Member] | Maximum [Member]
Summary of share-based payment arrangement [Abstract]
Number of shares issued (in shares)			1,112,886
Issuance of ordinary shares (in shares)			11,128,861